5. Cash and cash equivalents (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	R$ 668,217	R$ 599,254
Foreign Currency [Member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	438,654	462,776
Private bonds [Member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	R$ 360,679	R$ 164,959
Weighted average rate equivalent	82.90%	77.60%
Percentages of time deposit	2.30%
Government bonds [Member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	R$ 39	R$ 14,039
Average rate	90.60%	116.30%
Investment funds [member]
DisclosureOfCashAndCashEquivalentsLineItems [Line Items]
Cash equivalents	R$ 307,499	R$ 420,256
Weighted average rate equivalent	94.50%	99.80%